Segment Information - Reconciliation to Consolidated Operating Income loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	$ (2,081)		$ 46		$ 476
Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(474)		268		608
Strategic R&D, other R&D programs and R&D funding [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(12)		(13)		(18)
Phase Out And Start Up Costs [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)			(8)		(15)
Impairment And Restructuring Charges [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(1,376)		(75)		(104)
Unused Capacity Charges [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(172)		(149)		(3)
Nxp Arbitration Award [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(54)
Other Non-Allocated Provisions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	7	[1]	23	[1]	8	[1]
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	$ (1,607)	[2]	$ (222)	[2]	$ (132)	[2]

[1]	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
[2]	Operating loss of "Others" includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.